Annual Total Returns- Transamerica Mid Cap Growth (Retail Class) [BarChart] - Retail Class - Transamerica Mid Cap Growth - R4	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.03%)	13.70%	30.10%	7.83%	(1.60%)	12.13%	21.29%	(19.29%)	42.95%	30.33%